Share Capital and Reserves - Summary of Share Premium (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Share Premium [abstract]
At 1 January		$ 7,493	$ 7,493
Reduction of share premium (iv)	[1]	(7,493)	0
At 31 December		$ 0	$ 7,493

[1]	Pursuant to a special resolution approved by shareholders at the Annual General Meeting of the Company held on 29 April 2021 and the subsequent order of the High Court of Ireland made on 3 June 2021, the capital of the Company was reduced by the entire amount standing to the credit of the Company’s share premium account as at 31 December 2020, with the reserve resulting from the reduction being treated as profits available for distribution as defined by Section 117 of the Companies Act 2014. A copy of the aforementioned order of the High Court was filed with the Companies Registration Office in Ireland on 3 June 2021.